13F-HR
03/31/05
0001279471
jx3@bebi
NONE
1
Melissa Li
212-984-8801
melissa_li@tigerfund.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     TigerShark Partners, LLC
Address:  101 Park Avenue, 48th Floor
          New York, NY 10178

13 File Number: 00-00000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Sears
Title:     Managing Member
Phone:     212-984-2500
Signature, Place and Date of Signing:

    Michael Sears  May 15, 2005

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    48

Form 13F Information Table Value Total:    95488

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ALCOA INC			 COMMON STOCK	  013817101     1520    50000 SH       SOLE	01	     50000	  0        0
D ALLIANCE GAMING CORP		 COMMON STOCK	  01859P609	 180 	18800 SH       SOLE	01	     18800	  0	   0
D ALLSTATE CORP                  COMMON STOCK     020002101     4325    80000 SH       SOLE     01           80000        0        0
D ANHEUSER BUSCH COS INC	 COMMON STOCK	  035229103	1896 	40000 SH       SOLE	01	     40000	  0	   0
D BOSTON SCIENTIFIC CORP         COMMON STOCK     101137107     2197    75000 SH       SOLE     01           75000        0        0
D BOSTON SCIENTIFIC CORP         COMMON STOCK     101137957     2197    75000 PUT      SOLE     01               0        0        0
D CENTRAL VT PUB SVC CORP	 COMMON STOCK     155771108     1068    47500 SH       SOLE     01           47500        0        0
D DIEBOLD INC                    COMMON STOCK     253651103     1097    20000 SH       SOLE	01           20000        0        0
D ENGINEERED SUPPORT SYS INC     COMMON STOCK     292866100     1654    30900 SH       SOLE     01           30900        0        0
D EXXON MOBIL CORP               COMMON STOCK     30231G102     1192    20000 SH       SOLE     01           20000        0        0
D FELCOR LODGING TR INC          COMMON STOCK     31430F101     1616   130000 SH       SOLE     01          130000        0        0
D FIRST DATA CORP                COMMON STOCK     319963104     1966    50000 SH       SOLE     01           50000        0        0
D FEDERAL HOME LN MTG CORP       COMMON STOCK     313400301      948    15000 SH       SOLE     01           15000        0        0
D GREEN MOUNTAIN PWR GROUP       COMMON STOCK     393154109      586    20000 SH       SOLE     01           20000        0        0
D HEALTH NET INC                 COMMON STOCK     42222G108      491    15000 SH       SOLE     01           15000        0        0
D HEALTH NET INC                 COMMON STOCK     42222G958      491    15000 PUT      SOLE     01               0        0        0
D HILFIGER TOMMY CORP		 COMMON STOCK	  G8915Z102	2399   205000 SH       SOLE	01	    205000 	  0	   0
D HOME DEPOT INC                 COMMON STOCK     437076102     1338    35000 SH       SOLE     01           35000        0        0
D IMPAC MTG HLDGS INC		 COMMON STOCK	  45254P902	 959	50000 CALL     SOLE	01		 0	  0	   0
D KEYNOTE SYS INC	         COMMON STOCK     493308100      297    25000 SH       SOLE     01           25000        0        0
D ACCREDITED HOME LENDRS HLDG    COMMON STOCK     00437P907     2174    60000 CALL     SOLE     01               0        0        0
D LIBERTY MEDIA CORP NEW         COMMON STOCK     530718105     1038   100058 SH       SOLE     01          100058        0        0
D MEMC ELECTR MATLS INC		 COMMON STOCK	  552715104	1883   140000 SH       SOLE	01	    140000	  0	   0
D MERCK & CO INC		 COMMON STOCK	  589331107	1133	35000 SH       SOLE	01	     35000	  0	   0
D MGE ENERGY INC                 COMMON STOCK     55277P104     1008    30400 SH       SOLE     01           30400        0        0
D NEWS CORP	                 COMMON STOCK     65248E203     1585    90000 SH       SOLE     01           90000        0        0
D NEXTEL COMMUNICATIONS INC      COMMON STOCK     65332V103     1847    65000 SH       SOLE     01           65000        0        0
D NOVASTAR FINL INC              COMMON STOCK     669947900     4321   120000 CALL     SOLE     01               0        0        0
D OFFSHORE LOGISTICS INC         COMMON STOCK     676255102     1333    40000 SH       SOLE     01           40000        0        0
D ORACLE CORP			 COMMON STOCK	  68389X105	1872   150000 SH       SOLE	01	    150000	  0	   0
D OXFORD INDS INC		 COMMON STOCK	  691497309	 915	25000 SH       SOLE	01	     25000	  0	   0
D PACTIV CORP                    COMMON STOCK     695257105      467    20000 SH       SOLE     01           20000        0        0
D PALL CORP                      COMMON STOCK     696429307     1654    61000 SH       SOLE     01           61000        0        0
D PALL CORP			 COMMON STOCK	  696429957	 407	15000 PUT      SOLE	01	  	 0	  0	   0
D PFIZER INC			 COMMON STOCK	  717081103	1970	75000 SH       SOLE	01	     75000	  0	   0
D PLAYTEX PRODS INC              COMMON STOCK     72813P100     2250   250000 SH       SOLE     01          250000        0        0
D R.H. DONNELLEY CORP            COMMON STOCK     74955W307     1743    30000 SH       SOLE     01           30000        0        0
D REEBOK INTL LTD                COMMON STOCK     758110100     3568    80544 SH       SOLE     01           80544        0        0
D SAPPI LTD                      SPONSORED ADR    803069202     1046    85067 SH       SOLE     01           85067        0        0
D SCHWEITZER-MAUDUIT INTL INC	 COMMON STOCK	  808541106	1345 	40100 SH       SOLE	01	     40100	  0	   0
D SONY CORP			 ADR NEW	  835699307	2801	70000 SH       SOLE	01	     70000	  0	   0
D SPDR TR                        UNIT SER 1       78462F103    22648   192000 SH       SOLE     01          192000        0        0
D TELEFONOS DE MEXICO SA         SPONSORED ADR    879403780     1727    50000 SH       SOLE     01           50000        0        0
D THOMSON CORP                   SPONSORED ADR    885118109      810    30000 SH       SOLE     01           30000        0        0
D TIFFANY & CO NEW               COMMON STOCK     886547108     1036    30000 SH       SOLE     01           30000        0        0
D TIME WARNER INC		 COMMON STOCK	  887317105	3159   180000 SH       SOLE	01	    180000	  0	   0
D TV AZTECA S A DE C V           SPONSORED ADR    901145102      866   100060 SH       SOLE     01          100060        0        0
D UNISOURCE ENERGY CORP          COMMON STOCK     909205106      465    15000 SH       SOLE     01           15000        0        0

S REPORT SUMMARY                 48 DATA RECORDS               95488        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



13F: Report Creation

NOTE: The 13F-HR File ends on the line labled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       03/31/05
Client                       TigerShark Partners, LLC
Use Adjustments              No
Combine Funds                No
Report Data Records                            50
               Total Records                   48
               Total Omitted                    2
Report Market Value x($1000)                95488
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
#   Cusip          Desciption        			Quantity  Market Value
  296056104      ESCALADE INC    			  5000      	 68
  75689M101      RED ROBIN GOURMET BURGBERS IN  	  2500		127

Export

BrowserMicrosoft WordMicrosoft Excel

Actions

  1. Go Back to Client List

  ------------------------------------------------------------------------
13F Help
  ------------------------------------------------------------------------
http://pisas62/cgi-bin-local/cli_sys/restricted/apps/13f/prod/run_report.pl
(capolong)